OPERATING ASSETS AND LIABILITIES - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ASSETS AND LIABILITIES
Provisions at beginning of period	kr 1
Additions during the year	1
Provisions at end of period	2
Non-current provisions		kr 2	kr 1
Provisions at end of period	kr 2	kr 2	kr 1	kr 1